Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statements [Line Items]
Temporary differences total	¥ 4,630,892	¥ 4,367,250
Estimated amount of additional deferred tax liability if the undistributed earnings were to be distributed in the future	¥ 232,645	¥ 202,488
Statutory tax rate	30.90%	30.90%	30.90%
Pillar Two Tax Rates [Member]
Statements [Line Items]
Minimum tax rate	15.00%